Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from contracts with customers	₩ 463,618	₩ 413,938	₩ 405,953
Segment operating profit	104,708	96,719	88,368
Operating Segments
Disclosure of operating segments [line items]
Segment revenue	533,428	460,468	466,608
Revenue from contracts with customers	463,618	413,938	405,953
Depreciation/Amortization	7,062	6,318	4,920
Segment operating profit	104,708	96,719	88,368
Operating Segments | Online
Disclosure of operating segments [line items]
Segment revenue	107,326	90,123	107,949
Revenue from contracts with customers	89,257	75,370	89,545
Depreciation/Amortization	1,349	1,975	1,609
Segment operating profit	45,832	31,271	43,629
Operating Segments | Mobile
Disclosure of operating segments [line items]
Segment revenue	404,362	346,928	336,326
Revenue from contracts with customers	358,771	320,164	298,324
Depreciation/Amortization	1,873	1,875	1,823
Segment operating profit	58,357	64,837	44,446
Operating Segments | Others
Disclosure of operating segments [line items]
Segment revenue	21,740	23,417	22,333
Revenue from contracts with customers	15,590	18,404	18,084
Depreciation/Amortization	3,840	2,468	1,488
Segment operating profit	519	611	293
Inter- Segment Eliminations
Disclosure of operating segments [line items]
Revenue from contracts with customers	(69,810)	(46,530)	(60,655)
Inter- Segment Eliminations | Online
Disclosure of operating segments [line items]
Revenue from contracts with customers	(18,069)	(14,753)	(18,404)
Inter- Segment Eliminations | Mobile
Disclosure of operating segments [line items]
Revenue from contracts with customers	(45,591)	(26,764)	(38,002)
Inter- Segment Eliminations | Others
Disclosure of operating segments [line items]
Revenue from contracts with customers	₩ (6,150)	₩ (5,013)	₩ (4,249)